Expense Example	Mar. 01, 2026 USD ($)
MONDRIAN INTERNATIONAL VALUE EQUITY FUND | MONDRIAN INTERNATIONAL VALUE EQUITY FUND SHARES, MONDRIAN INTERNATIONAL VALUE EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	978
MONDRIAN EMERGING MARKETS VALUE EQUITY FUND | MONDRIAN EMERGING MARKETS VALUE EQUITY FUND SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	698
Expense Example, with Redemption, 10 Years	1,669
MONDRIAN GLOBAL LISTED INFRASTRUCTURE FUND | Mondrian Global Listed Infrastructure Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	773
Expense Example, with Redemption, 5 Years	1,917
Expense Example, with Redemption, 10 Years	4,747
Mondrian Global Equity Value Fund | Mondrian Global Equity Value Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 998